Trade and other payables (Tables)	12 Months Ended
Dec. 31, 2024
Trade and other payables
Schedule of composition of trade and other payables

	2024 £m	2023 £m
Trade payables	1,973	1,855
Customer return and rebate accruals	738	717
Other payables and accruals	477	374
Wages and salaries	290	365
Accrued interest on financial liabilities	104	100
Social security	54	45
VAT payables	51	49
Deferred income	18	21
Total	3,705	3,526

Schedule of supply chain financing arrangements

Carrying amount of liabilities (£m)	2024	2023
Presented within trade and other payables	15	4
of which suppliers have received payments	8	2
Range of payment due dates
Liabilities that are part of the arrangements	60-125	60-125
Comparable trade payables that are not part of the arrangement	30-125	30-125